GOODWILL - Schedule of Changes in Carrying Amount of Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill And Intangible Assets Disclosure [Abstract]
Balance at the beginning of year	$ 2,421,403	$ 2,421,403
Increase in goodwill related to acquisitions during the year (Note 2)	71,265
Impairment of goodwill	0	0	$ 0
Balance at the end of year	$ 2,492,668	$ 2,421,403	$ 2,421,403